PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2023
Property and Equipment, Net
Property and equipment, net, consists of:

December 31,	2023	2022
Land	$676	$676
Buildings and improvements	100,086	93,033
Machinery, vehicles, and equipment	130,958	120,811
Computer hardware and software	101,311	83,354
Furniture and fixtures	24,545	24,029

	357,576	321,903
Accumulated depreciation and amortization	(221,346)	(196,479)

	$136,230	$125,424